Victory Pioneer Equity Premium Income Fund
Schedule of Investments | January 31, 2026

Schedule of Investments  |  1/31/26
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.5%
	Common Stocks — 46.6% of Net Assets
	Aerospace & Defense — 0.0%†
981(a)	CSG NV	$ 35,530
	Total Aerospace & Defense	$35,530

	Air Freight & Logistics — 1.1%
16,501	United Parcel Service, Inc., Class B	$ 1,752,736
	Total Air Freight & Logistics	$1,752,736

	Banks — 10.3%
452,069	Banco de Sabadell S.A.	$ 1,771,017
43,755	Citizens Financial Group, Inc.	2,755,690
65,120	DBS Group Holdings, Ltd.	3,030,504
154,700	Grupo Financiero Banorte S.A.B de CV, Class O	1,748,917
40,000	ING Groep NV (A.D.R.)	1,175,600
99,600	Oversea-Chinese Banking Corp., Ltd.	1,662,219
70,524	Regions Financial Corp.	2,009,934
17,852(a)+#	TCS Group Holding Plc (G.D.R.)	—
30,520	US Bancorp	1,712,477
	Total Banks	$15,866,358

	Beverages — 0.6%
8,351	Coca-Cola Femsa S.A.B de CV (A.D.R.)	$ 870,926
	Total Beverages	$870,926

	Capital Markets — 3.8%
16,258	Morgan Stanley	$ 2,971,963
21,742	State Street Corp.	2,845,158
	Total Capital Markets	$5,817,121

	Consumer Staples Distribution & Retail — 0.0%
23,507(a)+#	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Containers & Packaging — 0.5%
18,303	Amcor Plc	$ 809,908
	Total Containers & Packaging	$809,908

	Diversified Telecommunication Services — 1.3%
46,069	Verizon Communications, Inc.	$ 2,050,992
	Total Diversified Telecommunication Services	$2,050,992

1Victory Pioneer Equity Premium Income Fund | 1/31/26

Shares		Value
	Electric Utilities — 3.3%
36,203	Eversource Energy	$ 2,502,713
54,170	FirstEnergy Corp.	2,564,408
	Total Electric Utilities	$5,067,121

	Food Products — 2.0%
15,648	Cal-Maine Foods, Inc.	$ 1,307,077
1,500,500	WH Group, Ltd. (144A)	1,763,238
	Total Food Products	$3,070,315

	Hotels, Restaurants & Leisure — 0.5%
54,886	Brightstar Lottery Plc	$ 794,749
	Total Hotels, Restaurants & Leisure	$794,749

	Insurance — 3.5%
38,462	ASR Nederland NV	$ 2,789,253
308,319	Aviva Plc	2,682,366
	Total Insurance	$5,471,619

	IT Services — 2.0%
9,825	International Business Machines Corp.	$ 3,013,328
	Total IT Services	$3,013,328

	Marine Transportation — 0.8%
55,231	Star Bulk Carriers Corp.	$ 1,267,552
	Total Marine Transportation	$1,267,552

	Metals & Mining — 1.2%
19,475	Rio Tinto Plc (A.D.R.)	$ 1,772,809
	Total Metals & Mining	$1,772,809

	Mortgage Real Estate Investment Trusts (REITs) — 2.1%
144,584	AGNC Investment Corp.	$ 1,648,258
297,974	Redwood Trust, Inc.	1,632,897
	Total Mortgage Real Estate Investment Trusts (REITs)	$3,281,155

	Multi-Utilities — 1.6%
41,915	Dominion Energy, Inc.	$ 2,522,026
	Total Multi-Utilities	$2,522,026

	Office REITs — 2.2%
17,830	BXP, Inc.	$ 1,153,066
49,452	Cousins Properties, Inc.	1,248,169
90,449	Douglas Emmett, Inc.	955,141
	Total Office REITs	$3,356,376

Victory Pioneer Equity Premium Income Fund | 1/31/262

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — 4.0%
59,077	BP Plc (A.D.R.)	$ 2,237,837
40,298	BW LPG, Ltd. (144A)	635,194
58,189	BW LPG, Ltd. (144A)	910,076
10,021	Chord Energy Corp.	1,004,505
26,700	Enbridge, Inc.	1,304,028
45,047(a)+#	LUKOIL PJSC	—
	Total Oil, Gas & Consumable Fuels	$6,091,640

	Pharmaceuticals — 2.0%
30,900	Bristol-Myers Squibb Co.	$ 1,701,045
53,214	Pfizer, Inc.	1,406,978
	Total Pharmaceuticals	$3,108,023

	Real Estate Management & Development — 1.6%
1,666,000	Sino Land Co., Ltd.	$ 2,512,190
	Total Real Estate Management & Development	$2,512,190

	Tobacco — 2.2%
31,257	Altria Group, Inc.	$ 1,937,621
8,100	Philip Morris International, Inc.	1,453,464
	Total Tobacco	$3,391,085

	Total Common Stocks (Cost $62,606,682)	$71,923,559

	Preferred Stock — 0.0%† of Net Assets
	Real Estate Management & Development — 0.0%†
204	Wheeler Real Estate Investment Trust, Inc.	$ 47,379
	Total Real Estate Management & Development	$47,379

	Total Preferred Stock (Cost $167,705)	$47,379

Principal Amount USD ($)
Foreign Government Bond — 0.0% of Net Assets
Russia — 0.0%
RUB230,742,000(b)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	$ —
	Total Russia	$—

	Total Foreign Government Bond (Cost $3,129,498)	$—

3Victory Pioneer Equity Premium Income Fund | 1/31/26

Principal Amount USD ($)		Value
	Equity Linked Notes — 52.9% of Net Assets
	Aerospace & Defense — 2.6%
3,500	Hsbc Bank Plc (AeroVironment, Inc.), 18.50%, 9/8/26	$ 851,725
12,700	JP Morgan (Kratos Defense & Security Solutions, Inc.), 19.00%, 9/8/26	942,721
24,600	Toronto-Dominion Bank (Embraer S.A.), 14.13%, 2/10/26	1,107,694
20,900	Wells Fargo (Embraer SA), 13.46%, 6/8/26	1,078,801
	Total Aerospace & Defense	$3,980,941

	Apparel Manufacturing — 0.7%
83,700	HSBC Bank Plc (V.F. Corp.), 22.05%, 7/9/26	$ 1,133,614
	Total Apparel Manufacturing	$1,133,614

	Apparel Retail — 0.8%
900	Bank of America NA (Lululemon Athletica In), 13.63%, 4/7/26	$ 166,698
18,100	Bnp Paribas (Victoria S Secret Co.), 21.64%, 1/22/27 (144A)	1,068,986
	Total Apparel Retail	$1,235,684

	Banks — 9.4%
11,400(c)	Bank of Montreal (Qnity Electronics, Inc.), 16.22%, 2/8/27	$ 1,096,452
15,100	Canadian Imperal (Cameco Corp.), 19.25%, 11/19/26	1,546,923
60,400	Canadian Imperal (First Watch Restaurant Group, Inc.), 17.00%, 12/10/26	1,011,011
128,500	Canadian Imperal (Mobileye Global, Inc.), 19.50%, 12/4/26	1,267,691
26,700	Canadian Imperal (Trex Company, Inc.), 16.20%, 1/26/27	1,129,554
4,100	Royal Bank of Canada (Broadcom Ltd), 16.92%, 11/19/26 (144A)	1,399,883
74,600	Royal Bank of Canada (Fmc Corp.), 24.18%, 1/22/27 (144A)	1,208,520
2,900	Royal Bank of Canada (Paypal Holdings, Inc.), 14.42%, 11/12/26 (144A)	175,262
26,200	Toronto Dominion Bank (Celsius Holdings, Inc.), 19.81%, 12/15/26	1,202,711
7,400	Royal Bank of Canada (Micron Technology, Inc.), 17.00%, 10/9/26 (144A)	1,350,092
Victory Pioneer Equity Premium Income Fund | 1/31/264

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
10,300	Royal Bank of Canada (Ovintiv, Inc.), 13.39%, 9/18/26 (144A)	$ 434,815
18,900	Toronto-Dominion Bank (BILL Holdings, Inc.), 17.75%, 9/21/26	874,975
13,000	Toronto-Dominion Bank (Celsius Holdings, Inc.), 19.29%, 10/9/26	705,835
41,400	Toronto-Dominion Bank (Ultra Clean Holdings, Inc.), 17.95%, 9/21/26	1,116,351
	Total Banks	$14,520,075

	Basic Materials — 2.5%
16,500	Bank of America (Newmont Corp.), 12.84%, 6/24/26	$ 1,010,312
21,100(c)+	Citigroup (Critical Metals Corp.), 76.02%, 4/30/26	324,096
22,200	Citigroup (Usa Rare Earth, Inc.), 85.15%, 2/2/26 (144A)	474,594
35,300	HSBC Bank Plc ( Barrick Mining Corp.), 15.00%, 11/2/26	1,200,239
231,000	Royal Bank of Canada (B2Gold Corp.), 17.01%, 4/30/26 (144A)	864,887
	Total Basic Materials	$3,874,128

	Building Materials — 0.5%
34,800	Citigroup Global Markets Holdings, Inc. (James Hardie Industries plc), 13.37%, 9/4/26 (144A)	$ 729,408
	Total Building Materials	$729,408

	Chemicals — 0.2%
5,500	Canadian Imperial Bank of Commerce (Celanese Corp.), 18.15%, 3/16/26	$ 251,831
	Total Chemicals	$251,831

	Computer Hardware — 1.8%
4,800	JP Morgan (Dell Technologies), 17.27%, 10/26/26	$ 627,792
17,600	Mizuho Markets Cayman Lp (Pure Storage, Inc.), 16.21%, 9/4/26	1,050,861
17,800	Wells Fargo (Pure Storage, Inc.), 16.47%, 5/28/26	1,042,012
	Total Computer Hardware	$2,720,665

	Construction & Engineering — 0.6%
800	JP Morgan (Mastec, Inc.), 15.42%, 10/26/26	$ 174,392
3,500	Wells Fargo (Mastec, Inc.), 14.81%, 12/11/26	786,835
	Total Construction & Engineering	$961,227

5Victory Pioneer Equity Premium Income Fund | 1/31/26

Principal Amount USD ($)		Value
	Consumer Discretionary — 1.7%
35,600(d)	Bank of America (Draftkings, Inc.), 2/1/27	$ 1,045,038
29,100	Bank of America (Draftkings, Inc.), 21.30%, 4/7/26	828,768
25,400	Wells Fargo (Vital Farms, Inc.), 17.11%, 5/19/26	722,376
	Consumer Discretionary	$2,596,182

	Containers & Packaging — 0.7%
54,300	Wells Fargo (The Simply Goods Food Co.), 12.83%, 1/27/27	$ 1,056,678
	Total Containers & Packaging	$1,056,678

	Credit Services — 1.0%
15,800(d)	HSBC Bank Plc (Affirm Holdings, Inc.), 1/26/27	$ 1,057,573
8,000	Wells Fargo Bank NA (PayPal Holdings, Inc.), 11.86%, 3/5/26	432,480
	Total Credit Services	$1,490,053

	Discount Stores — 1.3%
11,700	Bank of Montreal (Dollar General Corp.), 15.21%, 4/9/26	$ 1,123,036
8,800	Toronto-Dominion Bank (BJ's Wholesale Club), 10.68%, 3/13/26	825,000
	Total Discount Stores	$1,948,036

	Electrical Equipment — 0.7%
40,100	Mizuho Markets (Bloom Energy Corp.), 20.77%, 7/9/26	$ 1,144,294
	Total Electrical Equipment	$1,144,294

	Electrical Equipment & Parts — 1.4%
9,600	Bnp Paribas (Vertiv Holdings Co.), 20.37%, 5/28/26 (144A)	$ 1,101,594
8,200	Wells Fargo (Vertiv Holdings Co.), 18.64%, 7/27/26	1,124,712
	Total Electrical Equipment & Parts	$2,226,306

	Energy Equipment & Services — 2.0%
20,100	Goldman Sachs International (Cameco Corp.), 14.90%, 2/20/26	$ 1,110,081
68,900	JP Morgan (Energy Fuels, Inc. ), 22.50%, 8/21/26	827,489
13,200	Royal Bank of Canada (Centrus Energy Co.), 22.38%, 4/28/26 (144A)	1,152,116
	Total Energy Equipment & Services	$3,089,686

Victory Pioneer Equity Premium Income Fund | 1/31/266

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — 0.7%
13,400(d)	Bank of America (Netflix, Inc.), 2/1/27	$ 1,109,989
	Total Entertainment	$1,109,989

	Financial Services — 0.8%
1,600	Wells Fargo (Coinbase Global, Inc.), 18.37%, 6/25/26	$ 333,360
25,200	Wells Fargo (Manpowergroup, Inc.), 13.92%, 6/12/26	909,972
	Total Financial Services	$1,243,332

	Footwear & Accessories — 1.6%
15,400	Bnp Paribas (On Holding AG), 16.23%, 12/17/26 (144A)	$ 700,700
20,600	Canadian Imperial Bank of Commerce (On Holding AG), 15.25%, 3/13/26	922,223
9,900	JP Morgan (Crocs, Inc.), 14.76%, 8/6/26	869,616
	Total Footwear & Accessories	$2,492,539

	Furnishings, Fixtures & Appliances — 0.9%
5,300	JP Morgan Structured Products BV (SharkNinja, Inc.), 14.07%, 2/27/26	$ 603,352
9,500	Royal Bank of Canada (Whirlpool Corp.), 18.92%, 3/20/26 (144A)	757,530
	Total Furnishings, Fixtures & Appliances	$1,360,882

	Gold — 0.5%
19,200(d)	Hsbc Bank Plc (Barrick Mining Corp.), 12/4/26	$ 790,752
	Total Gold	$790,752

	Healthcare-Services — 0.8%
2,800	HSBC Bank Plc (Humana, Inc.), 13.62%, 8/10/26	$ 570,584
4,500	Mizuho Markets (Newamsterdam Pharma Company N.V.), 19.56%, 10/20/26	141,289
37,300	Wells Fargo (Phreesia, Inc.), 15.91%, 8/21/26	579,269
	Total Healthcare-Services	$1,291,142

	Hotels, Restaurants & Leisure — 0.5%
15,100	Citigroup (Kura Sushi Usa, Inc.), 15.71%, 12/10/26 (144A)	$ 816,664
	Total Hotels, Restaurants & Leisure	$816,664

	Household & Personal Products — 1.2%
7,800	Bnp Paribas (Elf Beauty, Inc.), 17.46%, 7/9/26 (144A)	$ 732,654
7Victory Pioneer Equity Premium Income Fund | 1/31/26

Principal Amount USD ($)		Value
	Household & Personal Products — (continued)
9,200	JP Morgan Structured Products BV (Elf Beauty, Inc.), 21.81%, 3/13/26	$ 680,800
16,000	Wells Fargo Bank NA (Hims & Hers Health, Inc.), 33.00%, 5/8/26	466,720
	Total Household & Personal Products	$1,880,174

	Internet — 1.2%
17,400	Bnp Paribas (Etsy, Inc.), 15.05%, 5/19/26 (144A)	$ 849,990
4,400	JP Morgan (Doordash, Inc.), 14.12%, 7/2/26	923,604
	Total Internet	$1,773,594

	Internet Content & Information — 0.7%
30,200	Mortgage Finance (Pinterest, Inc.), 16.40%, 2/10/26 (144A)	$ 675,725
14,000	Wells Fargo (Pinterest, Inc.), 15.18%, 10/13/26	351,540
4,400	Wells Fargo (Stubhub Holdings, Inc.), 34.45%, 10/16/26	68,068
	Total Internet Content & Information	$1,095,333

	Leisure Products — 0.7%
27,700	Bnp Paribas (Yeti Holdings, Inc.), 15.32%, 8/3/26 (144A)	$ 1,145,395
	Total Leisure Products	$1,145,395

	Office REITs — 0.5%
15,500	HSBC Bank Plc (Sl Green Realty Corp.), 14.00%, 7/2/26	$ 715,712
	Total Office REITs	$715,712

	Rental & Leasing Services — 0.2%
400	JP Morgan Structured Products BV (United Rentals), 15.02%, 4/16/26	$ 244,966
	Total Rental & Leasing Services	$244,966

	Semiconductors & Semiconductor Equipment — 7.2%
9,700	Bank of America (Advanced Micro Devices, Inc.), 16.06%, 5/19/26	$ 1,096,147
6,600	Bank of Montreal (Nvidia Corp.), 16.60%, 4/13/26	804,481
3,800	Bnp Paribas (Broadcom, Inc.), 15.20%, 10/9/26 (144A)	1,218,280
4,000	Bnp Paribas (Broadcom, Inc.), 15.65%, 6/12/26 (144A)	1,106,880
15,400	Citigroup Global Markets Holdings, Inc. (Microchip Technology, Inc.), 16.00%, 3/11/26 (144A)	994,301
Victory Pioneer Equity Premium Income Fund | 1/31/268

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors & Semiconductor Equipment — (continued)
5,200	Citigroup Global Markets Holdings, Inc. (Nvidia Corp.), 17.21%, 4/10/26 (144A)	$ 623,843
1,600(d)	HSBC Bank Plc (Advanced Micro Devices, Inc.), 10/20/26	368,792
13,300(d)	JP Morgan (Ambarella, Inc.), 11/16/26	965,979
11,900(d)	JP Morgan (Marvell Technology, Inc.), 1/22/27	968,422
11,100(d)	JP Morgan (Microchip Technology, Inc.), 12/17/26	766,455
1,700	Mizuho Markets (Advanced Micro Devices, Inc.), 18.09%, 10/16/26	366,691
3,400(c)	Mizuho Markets (Applied Materials, Inc.), 17.01%, 2/8/27	1,105,882
9,400	Wells Fargo (Axcelis Technologies, Inc.), 16.95%, 8/6/26	731,790
	Total Semiconductors & Semiconductor Equipment	$11,117,943

	Software — 1.3%
1,200	Bank of America (Adobe, Inc.), 11.88%, 9/18/26	$ 370,458
62,100	JP Morgan (Lyft, Inc.), 18.79%, 9/4/26	1,019,061
5,100	JP Morgan (Shopify, Inc.), 17.43%, 10/9/26	669,273
	Total Software	$2,058,792

	Software - Infrastructure — 2.3%
19,800	Bnp Paribas (Affirm Holdings, Inc.), 21.26%, 6/8/26 (144A)	$ 1,102,860
7,000	Citigroup (Twilio, Inc.), 16.72%, 9/24/26 (144A)	750,330
3,800	JP Morgan Structured Products BV (Oracle Corp.), 12.90%, 3/23/26	579,614
32,200	Wells Fargo (Toast, Inc.), 16.63%, 1/26/27	1,049,076
	Total Software - Infrastructure	$3,481,880

	Speciality Industrial Machinery — 1.4%
6,600	Mortgage Finance (Generac Holdings, Inc.), 13.00%, 2/10/26 (144A)	$ 1,073,457
5,000	Toronto-Dominion Bank (Chart Industries, Inc.), 14.93%, 2/20/26	1,048,175
	Total Speciality Industrial Machinery	$2,121,632

	Specialty Industrial Machinery — 0.5%
5,100	Mizuho Markets (Regal Rexnord Corp.), 15.64%, 12/11/26	$ 773,476
	Total Specialty Industrial Machinery	$773,476

9Victory Pioneer Equity Premium Income Fund | 1/31/26

Principal Amount USD ($)		Value
	Wireless Telecommunication Services — 2.0%
8,200(d)	Bnp Paribas (Micron Technology, Inc.), 8/21/26 (144A)	$ 1,142,541
7,300	Goldman Sachs (Five Below, Inc.), 15.23%, 10/22/26	1,180,775
34,500	Goldman Sachs (Usa Rare Earth, Inc.), 43.86%, 11/6/26	736,920
	Total Wireless Telecommunication Services	$3,060,236

	Total Equity Linked Notes (Cost $82,478,561)	$81,533,241

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $148,382,446)	$153,504,179
	OTHER ASSETS AND LIABILITIES — 0.5%	$738,711
	net assets — 100.0%	$154,242,890

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $24,068,092, or 15.6% of net assets.
(a)	Non-income producing security.
(b)	Security is in default.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
LUKOIL PJSC	8/11/2021	$3,941,439	$—
Magnit PJSC	12/1/2021	1,791,726	—
Russian Federal Bond - OFZ	10/7/2020	3,129,498	—
TCS Group Holding Plc (G.D.R.)	8/27/2021	1,517,792	—
Total Restricted Securities			$—
% of Net assets			0.0%
Victory Pioneer Equity Premium Income Fund | 1/31/2610

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
RUB — Russian Ruble
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$15,866,358	$—	$—*	$15,866,358
Consumer Staples Distribution & Retail	—	—	—*	—*
Oil, Gas & Consumable Fuels	6,091,640	—	—*	6,091,640
All Other Common Stocks	49,965,561	—	—	49,965,561
Preferred Stock	—	47,379	—	47,379
Foreign Government Bond	—	—	—*	—*
Equity Linked Notes
Basic Materials	—	3,550,032	324,096	3,874,128
All Other Equity Linked Notes	—	77,659,113	—	77,659,113
Total Investments in Securities	$71,923,559	$81,256,524	$324,096*	$153,504,179
*	Securities valued at $0.
During the period ended January 31, 2026, there were no transfers in or out of Level 3.
11Victory Pioneer Equity Premium Income Fund | 1/31/26